[DECHERT LLP LETTERHEAD]

September 17, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 107 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains two prospectuses relating to The Hartford Quality Bond Fund and The Hartford Global Alpha Fund, each a new series of the Company established by the Board of Directors of the Company at meetings held on July 31 — August 1, 2012 and on September 6 — 7, 2012, respectively, and one Combined Statement of Additional Information.

Pursuant to Rule 485(a)(2), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on November 30, 2012.  No fees are required in connection with this filing.

The undersigned hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.  Please contact me at (617) 728-7127 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Very truly yours,

/s/ Stephanie Capistron
Stephanie Capistron

cc: John V. O’Hanlon